Intangible Assets, Net - Schedule of Intangible Asset, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Intangible Asset, Net [Abstract]
Software	¥ 2,400,217	$ 333,902	¥ 2,096,218
Less: accumulated depreciation	(313,505)	(43,613)	(101,350)
Intangible assets, net	¥ 2,086,712	$ 290,289	¥ 1,994,868